SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Application of new standards and accounting pronouncements not in force	Application of new standards for the year 2024 :
Accounting pronouncements with implementation effective from January 1, 2024:

	Issuance Date	Effective Date:
(i) Standards and amendments

Amendment to IAS 1: Presentation of financial statements, on classification of liabilities.	January 2020	01/01/2024

Amendment to IAS 1: Presentation of financial statements, on noncurrent liabilities with covenants.	October 2022	01/01/2024

Amendment to IFRS 16: Leases, on sales with leaseback.	September 2022	01/01/2024

Amendments to IAS 7 "Statement of cash flows" and IFRS 7 "Financial Instruments: Information to be Disclosed"	May 2023	01/01/2024

Accounting pronouncements not in force for the financial year beginning on January 1, 2024:

	Issuance Date	Effective Date:
(i) Standards and amendments

Amendments to IAS 21: Lack of Exchangeability	August 2023	01/01/2025

IFRS 18: Presentation and disclosures in the financial statements	April 2024	01/01/2027

Amendment to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments	May 2024	01/01/2026

IFRS 19 Subsidiaries without Public Accountability: Disclosures	May 2024	01/01/2027